SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9 (File No. 333-179398)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 113 (File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 2, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2016
RiverSource
RAVA 5 Advantage® Variable Annuity
RAVA 5 Select® Variable Annuity
RAVA 5 Access® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Variable Account 10
Contracts described in this prospectus were offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013. New contracts are not currently being offered under this prospectus.
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.
Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
ALPS Variable Investment Trust
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Deutsche Variable Series II
Fidelity® Variable Insurance Products — Service Class 2
Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) — Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Ivy Funds Variable Insurance Portfolios
Janus Aspen Series: Service Shares
Lazard Retirement Services, Inc.
Legg Mason Partners Variable Income Trust
MFS® Variable Insurance TrustSM
Morgan Stanley Universal Institutional Funds (UIF)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds — Service Shares
PIMCO Variable Insurance Trust (VIT)
VanEck VIP Trust
Wells Fargo Variable Trust
Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as

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underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under a living benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our service center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any

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ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our service center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our service center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief
This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).
Buying a contract: New contracts as described in this prospectus are not currently being offered. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
It may not have been advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see “Guarantee Period Accounts (GPAs)”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account . (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year

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among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59½) and may have other tax consequences. If you have elected the SecureSource 3 rider, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: These contracts have offered optional death benefits and optional living benefits. We have offered SecureSource 3 and Accumulation Protector Benefit riders as optional living benefits. SecureSource 3 riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource 3 riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional withdrawal benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector
Benefit rider is intended to provide you with a guaranteed contract value at the end of specified Waiting Period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
If you selected an optional living benefit, we restrict investment options available to you, which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. (see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”) In addition, the Income Guide program is not available to contracts issued with a living benefit rider.
For more information about living benefits, please see “Optional Benefits — Optional Living Benefits.”
We have offered the following optional death benefits: Return of Purchase Payments (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit, 5-year MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit. Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the Special DCA fixed account are not available after the annuitization start date. (see “The Annuity Payout Period”)

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Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Surrender charges for RAVA 5 Advantage:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Surrender charge for RAVA 5 Select:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
Contract Year**	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
Surrender charge for RAVA 5 Access: 0%
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2

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Number of Completed Years Since Annuitization	Surrender charge percentage
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
Contract administrative charge at full surrender:
Maximum: $50	Current: $30
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $30
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.
RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
5% Accumulation Death Benefit	1.35
Enhanced Death Benefit	1.40
RAVA 5 Advantage with seven-year surrender charge
Mortality and expense risk fee
Standard Death Benefit	1.05%
ROPP Death Benefit	1.40
MAV Death Benefit	1.30
5-year MAV Death Benefit	1.15
5% Accumulation Death Benefit	1.45
Enhanced Death Benefit	1.50
RAVA 5 Select
Mortality and expense risk fee
Standard Death Benefit	1.30%
ROPP Death Benefit	1.65
MAV Death Benefit	1.55
5-year MAV Death Benefit	1.40
5% Accumulation Death Benefit	1.70
Enhanced Death Benefit	1.75
RAVA 5 Access
Mortality and expense risk fee
Standard Death Benefit	1.45%
ROPP Death Benefit	1.80
MAV Death Benefit	1.70

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Mortality and expense risk fee
5-year MAV Death Benefit	1.55
5% Accumulation Death Benefit	1.85
Enhanced Death Benefit	1.90
Other Annual Expenses
Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the Standard Death Benefit, MAV and 5-year MAV death benefits. The fees apply only if you elected the optional rider.
Benefit Protector Death Benefit rider fee	0.25%
Benefit Protector Plus Death Benefit rider fee	0.40%
(As a percentage of contract value charged annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits. The fees apply only if you selected one of these benefits. Investment allocation restrictions apply.
SecureSource 3®– Single life rider fee	Maximum: 2.25%	Current: 1.20%
SecureSource 3®– Joint life rider fee	Maximum: 2.25%	Current: 1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit®(APB®) rider fee	Maximum: 2.00%	Current: 1.00%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
* For contract applications signed prior to Oct. 18, 2014, the following fees apply:
Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step- ups before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14
2.00%	1.30%	1.00%
Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2015, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds(1)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.46	7.24
(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.13	—	1.08	—	1.08
AB VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.07	—	1.07	—	1.07

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Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.40	—	1.35	0.05	1.30 (1)
American Century VP Value, Class II	0.87	0.25	—	—	1.12	0.18	0.94 (2)
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.25	—	1.12	0.13	0.99 (3)
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.70	0.13	0.11	—	0.94	0.02	0.92 (4)
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.63	0.25	0.25	—	1.13	—	1.13
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.68	0.25	0.07	—	1.00	—	1.00
Columbia Variable Portfolio – Disciplined Core Fund (Class 2)***	0.65	0.25	0.08	—	0.98	—	0.98
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)	1.10	0.25	0.35	0.04	1.74	—	1.74 (5)
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	0.63	0.25	0.09	—	0.97	—	0.97
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.60	0.25	0.15	—	1.00	—	1.00
Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	1.18	0.25	0.18	—	1.61	—	1.61 (6)(7)
Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.65	0.25	0.12	—	1.02	0.08	0.94 (8)
Columbia Variable Portfolio – Government Money Market Fund (Class 2)***	0.39	0.25	0.10	—	0.74	0.04	0.70 (9)
Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.65	0.25	0.12	—	1.02	0.01	1.01 (10)
Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.65	0.25	0.08	—	0.98	—	0.98
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.71	0.25	0.08	—	1.04	0.03	1.01 (6)(10)
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)	0.20	0.13	0.13	—	0.46	—	0.46
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)***	0.49	0.25	0.08	—	0.82	0.01	0.81 (11)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.23	0.25	0.08	0.45	1.01	—	1.01
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.23	0.25	0.04	0.50	1.02	—	1.02
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.03	0.58	1.06	—	1.06
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.20	0.25	0.02	0.54	1.01	—	1.01
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)	0.82	0.25	0.13	—	1.20	0.19	1.01 (10)
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)	0.82	0.25	0.11	—	1.18	—	1.18
Columbia Variable Portfolio – Select International Equity Fund (Class 2)	0.87	0.25	0.13	—	1.25	0.10	1.15 (6)(12)
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.74	0.25	0.07	—	1.06	—	1.06

12    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.87	0.25	0.12	—	1.24	0.08	1.16 (13)
Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.60	0.25	0.10	—	0.95	0.01	0.94 (8)
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)	0.85	0.25	0.07	—	1.17	—	1.17
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	0.42	0.25	0.08	—	0.75	—	0.75
Deutsche Alternative Asset Allocation VIP, Class B	0.31	0.25	0.27	1.12	1.95	0.24	1.71 (14)
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94	—	0.94
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.01	—	0.71	—	0.71
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.69	0.25	0.04	—	0.98	—	0.98
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.62	0.25	0.03	0.01	0.91	0.01	0.90 (15)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.06	—	0.77	—	0.77
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	2.96	0.82	4.33	2.89	1.44 (16)
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.09	1.49	0.44	1.05 (17)
Ivy Funds VIP Asset Strategy	0.68	0.25	0.06	—	0.99	—	0.99
Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.50	0.25	0.13	—	0.88	0.01	0.87 (18)
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	0.05	0.25	1.17	0.79	2.26	1.02	1.24 (19)
Janus Aspen Series Janus Portfolio: Service Shares	0.66	0.25	0.11	—	1.02	—	1.02
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.21	—	1.31	0.26	1.05 (20)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (21)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	5.25	0.04	7.24	3.98	3.26 (22)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.54	0.25	0.44	—	1.23	0.06	1.17 (22)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.59	0.25	0.15	0.03	1.02	0.03	0.99 (23)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.12	—	1.05	—	1.05
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.83	1.51	0.16	1.35 (24)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	0.95	0.25	0.05	0.30	1.55	0.28	1.27 (25)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	0.01	—	0.76	—	0.76

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    13

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
VanEck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.46	—	2.46	1.01	1.45 (26)
Variable Portfolio – Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.78	1.07	—	1.07 (27)(28)
Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.49	0.25	0.06	—	0.80	—	0.80
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	—	1.45
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	0.51	0.25	0.13	—	0.89	—	0.89 (6)(7)
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	1.00	0.25	0.14	—	1.39	0.03	1.36 (29)
Variable Portfolio – Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.59	0.88	—	0.88 (27)(28)
Variable Portfolio – DFA International Value Fund (Class 2)	0.80	0.25	0.08	—	1.13	—	1.13
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.70	0.25	0.11	—	1.06	0.06	1.00 (30)
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	0.01	0.81 (31)
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.81	0.25	0.08	—	1.14	0.01	1.13 (32)
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2)***	0.83	0.25	0.09	—	1.17	—	1.17
Variable Portfolio – Loomis Sayles Growth Fund (Class 2)	0.67	0.25	0.07	—	0.99	—	0.99 (6)
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2)***	0.70	0.25	0.07	0.03	1.05	—	1.05 (33)
Variable Portfolio – MFS® Value Fund (Class 2)	0.66	0.25	0.07	—	0.98	—	0.98
Variable Portfolio – Moderate Portfolio (Class 2)	0.03	0.25	0.01	0.70	0.99	—	0.99 (27)(28)
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.74	1.03	—	1.03 (27)(28)
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.64	0.93	—	0.93 (27)(28)
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2)***	0.70	0.25	0.06	—	1.01	—	1.01
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.75	0.25	0.14	—	1.14	0.05	1.09 (33)(34)
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	0.03	0.25	3.59	0.67	4.54	3.63	0.91 (35)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	0.02	0.25	3.12	0.65	4.04	3.00	1.04 (35)
Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.67	0.25	0.07	—	0.99	—	0.99
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.68	0.25	0.08	—	1.01	—	1.01
Variable Portfolio – Oppenheimer International Growth Fund (Class 2)***	0.88	0.25	0.09	—	1.22	—	1.22
Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.94	0.25	0.08	—	1.27	0.09	1.18 (36)
Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.99	0.25	0.08	—	1.32	0.14	1.18 (36)
Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.88	0.25	0.09	—	1.22	0.01	1.21 (40)

14    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Variable Portfolio – TCW Core Plus Bond Fund (Class 2)	0.51	0.25	0.07	—	0.83	0.02	0.81 (37)
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2)***	0.83	0.25	0.08	—	1.16	0.06	1.10 (38)
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.52	0.25	0.08	—	0.85	0.04	0.81 (31)
Wells Fargo VT Opportunity Fund – Class 2***	0.70	0.25	0.14	—	1.09	0.09	1.00 (39)
Wells Fargo VT Small Cap Growth Fund – Class 2***	0.80	0.25	0.13	—	1.18	—	1.18
Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.10	—	1.05	—	1.05
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in the Appendix under “The Funds”.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(3)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2017. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.915%.
(5)	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(6)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(7)	Management fee rate has been restated to reflect current fees based on current asset levels.
(8)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.94%.
(9)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.70%.
(10)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.01%.
(11)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.81%.
(12)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.15%.
(13)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16%.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    15

(14)	Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.59% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.12%). These agreements may only be terminated with the consent of the fund's Board.
(15)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for at least the next 12 month period.
(16)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(17)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.04% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
(18)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(19)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(20)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(21)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(22)	Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2019 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net asset value of Absolute Return Multi-Manager Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(23)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
(24)	PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(25)	PIMCO has contractually agreed, through May 1, 2017, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through Acquired Funds) interest expense or dividends paid on borrowed securities, and the expense of investing in Acquired Funds other than certain PIMCO funds. The amount of such expenses will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMAMA Subsidiary") to PIMCO. The GMAMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place.
(26)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short,

16    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

taxes and extraordinary expenses) from exceeding 1.45% for Class S of the Fund's average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(27)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(28)	Management fees have been restated to reflect current management fee rates, which reflects a shareholder-approved fee change.
(29)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.36%.
(30)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.00%.
(31)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.81%.
(32)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.13%.
(33)	Management fees have been restated to reflect current management fee rates.
(34)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.09%.
(35)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.91% for Variable Portfolio – Multi-Manager Diversified Income Fund and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund.
(36)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18%.
(37)	Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion through April 30, 2017.
(38)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10%.
(39)	The Adviser has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
(40)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21%.

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Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the optional MAV Death Benefit, Benefit Protector Plus and SecureSource 3(1),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,282	$2,353	$3,377	$6,102	$562	$1,722	$2,925	$6,102
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,202	2,292	3,334	6,186	572	1,751	2,972	6,186
RAVA 5 Select	1,138	2,186	3,090	6,392	598	1,825	3,090	6,392
RAVA 5 Access	613	1,869	3,160	6,513	613	1,869	3,160	6,513
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$921	$1,234	$1,421	$1,978	$175	$538	$ 921	$1,978
RAVA 5 Advantage
With a seven-year surrender charge schedule	837	1,164	1,374	2,089	185	569	974	2,089
RAVA 5 Select	768	1,041	1,106	2,360	210	647	1,106	2,360
RAVA 5 Access	226	694	1,184	2,520	226	694	1,184	2,520
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

18    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combination for each contract in Appendix G.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that

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are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit and death benefit riders we offer with various annuity contracts, including the contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit and death benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds

20    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue.
•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.

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•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
The Guarantee Period Accounts (GPAs)
The GPAs may not be available for contracts in some states.
Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).
We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

22    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;
•	Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and
•	Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.
Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account, if available. If the regular fixed account is not available, we will transfer the value to the money market or cash management variable subaccount we designate.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
The 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis; and
•	amounts deducted for fees and charges.
Amounts we pay as death claims will not be reduced by any MVA.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For an example, see Appendix B.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s profits, revenues and

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expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer funds for SecureSource 3 and APB riders;

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•	unless you have elected one of the optional living benefit riders, to the regular fixed account, if available, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you applied, you may have selected (if available in your state):
•	GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
–	ROPP Death Benefit (available if you are age 80 or older);
–	MAV Death Benefit;
–	5-Year MAV Death Benefit;
–	5% Accumulation Death Benefit; or
–	Enhanced Death Benefit.
•	one of the following additional optional death benefit riders:
–	Benefit Protector Death Benefit(2); or
–	Benefit Protector Plus Death Benefit(2);
•	one of the following optional living benefit riders:
–	SecureSource 3; or
–	Accumulation Protector Benefit.
(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Not available with the 5% Accumulation or Enhanced Death Benefits.
We restrict investment options if you select a SecureSource 3 or APB rider.
If you choose a SecureSource 3 or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restriction for Living Benefit Riders — Portfolio Stabilizer funds” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account (if available) and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

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If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our service center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our service center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our service center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. Initial purchase payments are $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
	RAVA 5 Advantage	RAVA 5 Select	RAVA 5 Access
Qualified annuities	$1,000	$2,000	$2,000
Nonqualified annuities	$2,000	$10,000	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on your age on the effective date of the payment:
For the first year and total: through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

For each subsequent year: through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**	These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
Additional purchase payment restrictions for contracts with the SecureSource 3 rider
The rider prohibits additional purchase payments if:
(1)	You decline any increase to the annual rider fee, or
(2)	the ALP is established and your contract value on an anniversary is less than four times the benefit base multiplied by the minimum lifetime payment percentage for your current age band.

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Subject to state restrictions, we reserve the right to make further purchase payment limitations upon written notice.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contracts
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource 3 — Other Provisions” section regarding options under this rider at the annuitization start date.

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Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select SecureSource 3 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract and contract year of your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
5% Accumulation Death Benefit	1.35
Enhanced Death Benefit	1.40

RAVA 5 Advantage with seven-year surrender charge	Mortality and expense risk fee
Standard Death Benefit	1.05%
ROPP Death Benefit(1)	1.40
MAV Death Benefit	1.30
5-year MAV Death Benefit	1.15
5% Accumulation Death Benefit	1.45
Enhanced Death Benefit	1.50

RAVA 5 Select	Mortality and expense risk fee
Standard Death Benefit	1.30%
ROPP Death Benefit(1)	1.65
MAV Death Benefit	1.55
5-year MAV Death Benefit	1.40
5% Accumulation Death Benefit	1.70
Enhanced Death Benefit	1.75

RAVA 5 Access	Mortality and expense risk fee
Standard Death Benefit	1.45%

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RAVA 5 Access	Mortality and expense risk fee
ROPP Death Benefit(1)	1.80
MAV Death Benefit	1.70
5-year MAV Death Benefit	1.55
5% Accumulation Death Benefit	1.85
Enhanced Death Benefit	1.90
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource 3 rider:
Contract without SecureSource 3 rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Contract with SecureSource 3 rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.

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During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.
1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.
For an example, see Appendix C.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

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•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years, with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59½ (fee waived in case of death or disability).

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Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource 3 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 3 – Single Life rider, 1.20%
•	SecureSource 3 – Joint Life rider, 1.30%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value.
Once you elect the SecureSource 3 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 3 – Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 3 – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero, and
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. Accumulation Protector Benefit rider is available for contract applications signed on or after July 30, 2012. The current annual rider fee is 1.00%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on

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your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 2.00%.
We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step-up or elective spousal continuation step-up after we have exercised our rights to increase the rider fee; or
(b)	you change your investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.
If you choose the elective step-up, the elective spousal continuation step-up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step-up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The fee does not apply after the Benefit Date or after the annuitization start date.
* For contract applications signed prior to Oct. 18, 2014, the following fees apply:
Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step- ups before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14
2.00%	1.30%	1.00%
Optional Death Benefit Charges
Benefit Protector Rider Charge
We deduct a charge for this optional feature only if you select it. The annual rider fee is 0.25%. The charge is calculated by multiplying the annual rider fee by your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.
If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.
Benefit Protector Plus Rider Charge
We deduct a charge for this optional feature only if you select it. The annual rider fee is 0.40%. The charge is calculated by multiplying the annual rider fee by your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value We will modify this prorated approach to comply with state regulations when necessary. If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

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Valuing Your Investment
We value your accounts as follows:
GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPA;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit; or
–	Benefit Protector Plus Death Benefit.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus any prorated portion of the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	Benefit Protector Plus Death Benefit;
–	SecureSource 3 rider; or
–	Accumulation Protector Benefit rider.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

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The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge; and
•	the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	Benefit Protector Plus Death Benefit;
–	SecureSource 3 rider; or
–	Accumulation Protector Benefit rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

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Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource 3 rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.

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As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer variable annuity contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource 3 or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges or market value adjustment and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFSI assigned as the agent of record on your contract.
(7)	All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFSI is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic

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withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount
We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.

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If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.
The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.

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The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.

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If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.

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In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders, unless noted otherwise. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.
You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our service center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our service center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.
We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.
For information on transfers after annuity payouts begin, see “Transfer policies” below.

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Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource 3 rider or APB rider, to the selected Portfolio Stabilizer fund(s). (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
For RAVA 5 Access
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”) After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing

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policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund,

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and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account (if available) or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.

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•	If you have a SecureSource 3 rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Investment Allocation Restrictions for Living Benefit Riders").
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource 3 rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-862-7919
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our service center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our service center in good order before the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.

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We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected a a SecureSource 3 rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource Stages 2 riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. The minimum contract value after partial surrender is $500.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the surrender amount includes a purchase payment check that has not cleared;
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;

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•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have the SecureSource 3 rider, APB rider, Benefit Protector Death Benefit rider, or Benefit Protector Plus Death Benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

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Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our service center. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Our current administrative process requires only the new owner to meet the age limitations. We can stop this administrative process at any time.
The death benefit may change due to a change of ownership.
•	The Benefit Protector Plus rider will terminate upon transfer of ownership of the annuity contract.
•	If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit, the 5% Accumulation Death Benefit or the EDB and if any owner is older than age 79 immediately following the ownership change, these riders will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue.
•	The ROPP Death Benefit, MAV Death Benefit, 5-Year MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For the SecureSource 3 — Single Life rider, an ownership change that would result in a different covered person will terminate the rider, subject to state restrictions. For California residents, an ownership change will not terminate the rider and will not change the covered person under the rider. Effective May 1, 2016, you cannot add a joint owner or a joint annuitant. Exception: Ownership changes are not limited for contracts issued in California.
The SecureSource 3 — Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. For California residents, transfer of the ownership of the annuity contract is not limited to the covered spouses; however, the rider will not terminate and the covered spouses under the rider will not change. For Florida residents, transfer of the ownership of the annuity contract is allowed only between covered spouses or their revocable trust(s); no other ownership changes are allowed. If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses.
The ownership change for the Accumulation Protector Benefit rider is subject to our approval (if allowed by the state). (See “Optional Benefits.”)

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Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	the contract value after any rider charges have been deducted;
•	the Return of Purchase Payments (ROPP) value; or
•	the Full Surrender Value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge, and
plus:
•	any positive or negative market value adjustment.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
•	You purchase the contract with a payment of $20,000
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:	$20,000
Total purchase payments minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500

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Note, in this case we assume there is not an allocation to a GPA. As a result, there is no possibility of a positive MVA adjustment which could make the Full Surrender Value greater than the contract value component of the death benefit calculation. This is why the example above does not include the Full Surrender Value.
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource 3 rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

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•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which income payments may begin under the contract) or the date the death benefit is due and payable. If we determine that the death benefit has become payable, we will do a thorough search to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated annuity proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, it is important that you keep your beneficiary designations up to date, including complete names, current addresses and phone numbers as well as taxpayer identification numbers. Updates to your beneficiary designations should be sent to our service center.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general

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account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit;
•	5-Year MAV Death Benefit;
•	5% Accumulation Death Benefit;
•	Enhanced Death Benefit;
•	Benefit Protector Death Benefit; and
•	Benefit Protector Plus Death Benefit.
If it is available in your state and if you are age 75 or younger at contract issue, you can elect any one of the above optional death benefits other than the ROPP death benefit; the MAV, 5% Accumulation and Enhanced are available if you are 79 or younger; you may elect the ROPP Death Benefit if you are age 80 or older. (ROPP is included in the Standard Death Benefit if you are 79 or younger at contract issue.)
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If available in your state and you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value as described above, or
3.	the Full Surrender Value as described above.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If available in your state and you are age 75 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. If available in your state and you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit, 5% Accumulation Death Benefit or Enhanced Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.

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Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV; or
4.	the Full Surrender Value as described above.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any new owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the 5-year MAV; or
4.	the Full Surrender Value as described above.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
5% Accumulation Death Benefit
The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the 5% accumulation death benefit floor; or

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4.	the Full Surrender Value as described above.
The key terms and provisions of the 5% Accumulation Death Benefit are:
5% Accumulation Death Benefit Floor: is equal to the sum of:
1.	the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and
2.	the variable account floor.
Protected Account Base (PAB) and Excluded Account Base (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.
–	PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.
–	EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.
Variable Account Floor: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.
Net Transfer: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.
Establishment of Variable Account Floor, PAB and EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.
Adjustments to Variable Account Floor, PAB and EAB
Variable account floor, PAB and EAB are adjusted by the following:
1.	When an additional purchase payment is made;
(A)	any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and
(B)	any payment you allocate to the excluded accounts are added to EAB.
2.	When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.
The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:
a × b	where:
C

a	=	the amount the contract value in the Excluded Accounts is reduced by the net transfer
b	=	EAB on the date of (but prior to) the transfer
c	=	the contract value in the Excluded Accounts on the date of (but prior to) the transfer.
3.	When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.
4.	When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.
The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:
a × b	where:
C

a	=	the amount the contract value in the Protected Accounts is reduced by the net transfer
b	=	the applicable PAB or variable account floor on the date of (but prior to) the transfer
c	=	the contract value in the Protected Accounts on the date of (but prior to) the transfer.
The amount we subtract from PAB is added to EAB.
5.	When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

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6.	After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).
7.	After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change.
Variable account floor and PAB are reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and
B	=	Variable account floor on that date (but prior to the reset).
EAB is reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and
B	=	EAB on that date (but prior to the reset).
8.	On a contract anniversary when variable account floor is greater than zero:
(A)	On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.
(B)	On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary’s variable account floor.
(C)	Any variable account floor increase on contract anniversaries does not increase PAB or EAB.
For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.
For a spouse who is age 79 or younger and continues the contract, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the 5% Accumulation Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the 5% Accumulation death benefit will terminate and the Standard Death Benefit will apply.
Enhanced Death Benefit
The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV as described above;
4.	the 5% accumulation death benefit floor as described above; or
5.	the Full Surrender Value as described above.
For a spouse who is age 79 or younger and continues the contract, the Enhanced Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the Enhanced Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.
For an example of how each death benefit is calculated, see Appendix D.
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.

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If this rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider, the 5% Accumulation Death Benefit or the Enhanced Death Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you were under age 70 on the rider effective date; or
•	15% of your earnings at death if you were age 70 or older on the rider effective date.
If this rider is effective after the contract date or if there has been a covered life change, remaining purchase payments is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: This is determined by taking the current death benefit applied, and subtracting any purchase payments not previously withdrawn. Partial surrenders reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.
•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix D.

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Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.
If this rider is available in your state and you are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, the transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the benefits payable under the Benefit Protector described above, plus:
•	a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:

Rider year when death occurs:	Percentage if you are under age 70 on the rider effective date	Percentage if you are 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•	the applicable death benefit plus:

Rider year when death occurs	If you are under age 70 on the rider effective date, add…	If you are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% × earnings at death (see above)	15% × earnings at death
Three and Four	40% × (earnings at death + 25% of initial purchase payment*)	15% × (earnings at death + 25% of initial purchase payment*)
Five or more	40% × (earnings at death + 50% of initial purchase payment*)	15% × (earnings at death + 50% of initial purchase payment*)
*	Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.
Terminating the Benefit Protector Plus
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.
•	The rider will terminate if there is a covered life change.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid without regard to the Full Surrender Value. We will then terminate the Benefit Protector Plus (see “Benefits in Case of Death”).
For an example, see Appendix D.

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Optional Living Benefits
SecureSource 3 Rider
The SecureSource 3 rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.
The SecureSource 3 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 3 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).
Availability
There are two SecureSource 3 riders available under your contract:
•	SecureSource 3 - Single Life
•	SecureSource 3 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 3 — Single Life rider covers one person. The SecureSource 3 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 — Single Life rider or the SecureSource 3 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

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The SecureSource 3 rider is an optional benefit that you may select for an additional annual charge if:
•
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 riders are not available under an inherited qualified annuity.
The SecureSource 3 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
Important SecureSource 3 Rider Considerations
You should consider whether a SecureSource 3 rider is appropriate for you taking into account the following considerations:
You will begin paying the SecureSource 3 rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.
•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial minimum Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available an Excess Withdrawal), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource 3 rider.
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource 3 rider.
•	Non-Cancelable: Once elected, the SecureSource 3 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource 3 — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 3 — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

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For non-natural ownership arrangements that allow for spousal continuation one covered spouse must be the annuitant and the other covered spouse must be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource 3 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing described below.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource 3 rider may be of limited value to you.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

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Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3%	2.75%	0.5%
59-64	4%	3.75%	0.5%
65-79	5%	4.75%	0.5%
80+	6%	5.75%	0.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.
A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.
On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.
The benefit determining percentage is calculated as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period

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After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary

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The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The annual credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life:If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 — Single Life rider terminates.

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Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract and the SecureSource 3 – Joint Life rider under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

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Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Effective May 1, 2016, you cannot add a joint owner or a joint annuitant. Exception: Ownership changes are not limited for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for California residents, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Accumulation Protector Benefit Rider
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

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If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource 3 riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must invest in the approved investment options, which are currently Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program);
•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.

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Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step-ups and spousal continuation step-ups.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date. (see “The Annuitization Star Date” section for annuitization start date options)
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of Elective Step-Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.
Terminating the Rider
The rider will terminate under the following conditions:
The rider will terminate before the Benefit Date without paying a benefit on the date:
•	you take a full surrender;
•	on the annuitization start date;

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•	the contract terminates as a result of the death benefit being paid; or
•	when a beneficiary elects an alternative payment plan which is an inherited IRA.
The rider will terminate on the Benefit Date.
For an example, see Appendix E.
Investment Allocation Restrictions for LIVING Benefit Riders
If you elect SecureSource 3 rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. The Portfolio Stabilizer funds are available to all contract owners, regardless of whether a living benefit rider has been elected. Currently we offer total of four Portfolio Stabilizer funds, (the Funds) and the number of available Funds may be reduced to one. We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any).
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),(2)
2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)(2)
4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)(2)
(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Portfolio Stabilizer funds. Currently, you can invest in three or four Portfolio Stabilizer funds, depending on the living benefit rider you own. You are responsible for determining which Portfolio Stabilizer funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Portfolio Stabilizer funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.

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Before you select SecureSource 3 rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate SecureSource 3 rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select SecureSource 3 rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Portfolio Stabilizer funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitzation but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•	Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with the SecureSource 3 rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. We may also pay the present remaining value of any payment if the monthly payment is less than $20. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.

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If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios, (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

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Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.

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Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be

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imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and

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becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts

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remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

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•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a have material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents by Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the

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year ended December 31, 2015, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 2) (previously Columbia Variable Portfolio - Large Core Quantitative Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2)	Seeks to provide shareholders with absolute (positive) returns.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks high a level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Government Money Market Fund (Class 2) (previously Columbia Variable Portfolio -- Cash Management Fund (Class 2))	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio - Core Bond Fund (Class 2))	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select International Equity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, (each managing a portion of the Fund's portfolio), subadviser.
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Deutsche Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Investment Advisers LLC
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Variable Portfolio - AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.
Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.
Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio - Pyrford International Equity Fund (Class 2))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Lazard Asset Management LLC., subadviser.
Variable Portfolio - Loomis Sayles Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio - Sit Dividend Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - MFS® Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio - Holland Large Cap Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2)* *Effective on or about June 1, 2016, renamed Variable Portfolio - CenterSquare Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc.*, subadviser.

*Effective on or about June 1, 2016,
Morgan Stanley Investment Management Inc. will no longer serve as the subadviser to the Fund and CenterSquare Investment Management, Inc. will begin to serve as the subadviser to the Fund.
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, LLC, subadviser.
Variable Portfolio - Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio - Invesco International Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; OppenheimerFunds, Inc., subadviser.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia (doing business as The London Company), Palisade Capital Management, L.L.C. and Wells Capital Management Inc., subadvisers.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc.*, River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.

*Effective on or about June 21, 2016,
Donald Smith & Co., Inc. will no longer serve as the subadviser to the Fund.
Variable Portfolio - Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC (doing business as Pyramis Global Advisors, LLC), subadviser.
Variable Portfolio - TCW Core Plus Bond Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.
Variable Portfolio - Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio - Victory Established Value Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
Wells Fargo VT Opportunity Fund - Class 2 (previously Wells Fargo Advantage VT Opportunity Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

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Appendix B: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2:     You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61

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Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and 4% if you elected RAVA 5 Select. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$56,470.00	$36,764.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00

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			Contract with Gain	Contract with Loss
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	$60,000.00	$40,000.00
Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

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			Contract with Gain	Contract with Loss
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×4.0%	×4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$57,970.00	$38,138.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.

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We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	×4.0%	×4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000; and
•	on the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the first contract anniversary the contract value grows to $26,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000

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for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the fifth contract anniversary the contract value grows to $26,000.
•	During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27
Example — Enhanced Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV on the anniversary immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,000.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders made since that anniversary, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300

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	for a MAV Death Benefit of:	$23,456.79
4.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% accumulation death benefit floor:		$24,642.11
Example — 5% Accumulation Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% accumulation death benefit floor:		$24,642.11
Example — Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.
•	During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

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•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
	$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =			+1,048
Total death benefit of:			$58,667
•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$305,000
•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
Total death benefit of:	$308,700

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Example — Benefit Protector Plus
Assumptions:
•	You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector Plus.
•	During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value, or $104,000. You have not reached the first contract anniversary so neither the Benefit Protector Plus Part I nor Part II provides any additional benefit at this time.
•	On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus Part II does not provide any additional benefit at this time. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector Plus Part I which equals 40% of earnings at death (the MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector Plus Part I (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
plus the Benefit Protector Plus Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.
Altogether, we will surrender $50,000 and pay you $47,235. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

	MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 × $110,000) =	$57,619
	$105,000
	plus the Benefit Protector Plus Part I (40% of earnings at death):
	0.40 × ($57,619 – $55,000) =	+1,048
	plus the Benefit Protector Plus Part II which in the third contract year
	equals 10% of exchange purchase payments identified at issue and not previously surrendered:
	0.10 × $55,000 =	+5,500
	Total death benefit of:	$64,167
•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector Plus Part I (40% of earnings at death)
.40 × (2.50 × $55,000) =	+55,000
plus the Benefit Protector Plus Part II which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000

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Total death benefit of:	$266,000
•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector Plus Part I or Benefit Protector Plus Part II. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector Plus Part I (40% of earnings at death)
.40 × (2.50 × $55,000) =	+55,000
plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000
Total death benefit of:	$316,000
•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector Plus Part I changes but the value of the Benefit Protector Plus Part II remains constant. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector Plus Part I which equals 40% of earnings at death (the MAV death benefit minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000
Total death benefit of:	$319,700

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Appendix E: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource 3 Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	100,000	NA	100,000	100,000	100,000	100,000	0.0%	100,000	4,500	4,500	4.50%
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	4,770	4,770	4.50%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,040	5,040	4.50%
3	—	—	120,000	120,000 (1)	120,000	120,000	0.0%	120,000	5,400	5,400	4.50%
3.5	—	5,400	114,600	120,000	120,000	114,600	0.0%	114,600	5,400	—	4.50%
4	—	—	115,000	120,000	120,000 (2)	115,000	0.0%	115,000	5,400	5,400	4.50%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	5,724	5,724	4.50%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	7,700	7,700	5.50% (3)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,162	8,162	5.50%
7.5	—	10,000	110,000	137,699	145,961 (4)	136,033	19.1%	129,671	8,028	—	5.50%
8	—	—	105,000	137,699	145,961	136,033	22.8%	129,671	7,298	7,298	5.00% (5)
9	—	—	116,000	137,699	154,223	143,733	19.3%	129,671	8,482	8,482	5.50%
(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $8,162 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description — Determination of Adjustment of Benefit Values”.
(5)	The Lifetime Payment Percentage does not include the 0.50% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    101

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

102    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Appendix F: Additional RMD Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource 3 rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource 3 rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource 3 rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource 3 rider.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    103

Appendix G: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2015. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,676	1,226	791	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,941	1,377	589	267	93	2	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,552	10,397	3,655	—	—	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Accumulation unit value at end of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	23,479	26,320	29,234	31,529	36,454	41,940	48,731	56,747	81,683	93,343

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,317	15,638	11,699	3,226	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07
Accumulation unit value at end of period	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	37,714	33,526	33,040	33,359	39,535	45,791	55,353	51,095	74,966	74,221

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,625	587	150	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,669	5,364	2,048	—	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,275	1,150	553	251	40	9	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,105	1,051	707	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,599	4,707	3,248	1,392	844	229	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,505	2,761	1,137	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,314	5,297	3,910	1,839	1,102	414	—	—	—	—

104    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,791	2,668	2,699	2,020	1,190	353	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,571	5,034	5,954	1,172	825	694	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,478	6,903	4,568	2,838	1,107	225	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,061	15,213	15,891	1,475	587	160	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,288	5,718	5,271	6,013	3,544	836	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,033	7,333	8,266	9,260	12,277	16,307	20,723	26,849	22,702	32,712
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,556	1,650	1,074	553	92	23	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86
Accumulation unit value at end of period	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	40,321	37,322	38,404	40,265	46,053	55,090	65,626	73,795	92,416	104,302

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,608	3,837	2,142	1,603	889	432	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,685	1,824	428	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84,219	47,213	23,356	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342,067	214,158	98,193	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,461,500	1,530,962	541,712	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,166,843	3,245,376	2,279,309	956,051	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,603	682	384	92	91	19	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    105

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,637	2,007	1,383	354	215	50	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,028	1,445	889	446	166	44	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,990	1,473	533	91	52	32	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,310	964	564	193	81	47	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,562	4,404	3,947	3,269	1,394	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,230	2,463	1,833	836	553	149	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,879	2,039	1,116	1,594	1,177	498	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,133	7,736	6,629	2,284	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	63,576	70,307	76,647	84,137	102,175	120,336	167,696	237,020	166,815	127,364

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Accumulation unit value at end of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	31,976	37,014	43,257	50,560	63,182	76,313	106,479	136,525	156,364	174,833

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,724	10,509	2,729	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,688	12,796	4,629	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Accumulation unit value at end of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	15,352	17,372	20,113	22,778	27,767	33,994	39,361	47,292	65,658	63,662

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09
Accumulation unit value at end of period	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	9,355	11,090	12,772	14,443	18,246	22,799	28,730	36,256	46,935	55,078

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,469	9,367	5,007	—	—	—	—	—	—	—

106    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,401	382	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,537	7,340	4,139	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,482	8,642	5,339	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,008	5,319	1,772	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,160	2,244	1,944	60	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	7,362	7,359	9,102	10,929	13,639	18,753	168,562	128,192	72,177	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,086	2,470	1,416	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Accumulation unit value at end of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	17,604	21,703	22,161	24,763	28,483	30,235	35,891	43,832	51,479	45,869

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,823	5,706	6,523	7,547	11,091	11,306	12,049	11,266	9,199	17,529

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,028	390	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	484	362	191	137	12	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30
Accumulation unit value at end of period	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	12,573	12,255	13,330	14,055	16,697	18,638	21,263	24,950	32,187	34,962

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08
Accumulation unit value at end of period	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	71,089	87,326	106,841	136,644	159,925	193,872	350,910	395,298	360,480	226,000

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25
Accumulation unit value at end of period	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	9,200	8,752	8,651	8,534	9,937	12,889	15,634	18,861	23,107	22,606

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21,291	30,891	40,275	51,223	49,462	49,921	127,629	131,661	82,318	76,067

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    107

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,206	1,023	1,373	1,076	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,281	3,259	2,683	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,337	1,658	856	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194,758	199,324	205,762	177,549	153,074	45,018	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,338	2,028	1,882	1,851	479	120	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,051	2,342	1,428	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,994	1,633	1,568	1,542	739	310	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,306	3,874	2,717	1,263	833	244	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94,924	100,672	134,759	211,589	152,207	39,107	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,315	1,719	1,071	459	359	89	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,454	5,976	4,938	1,624	1,214	172	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,400	742	762	1,027	678	437	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,001	1,080	663	328	156	46	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	931	646	90	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	853	660	432	162	101	15	—	—	—	—

108    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,232	773	655	445	380	103	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,384	2,363	1,292	425	287	33	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629	372,331	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	690,999	712,898	755,350	671,792	586,675	199,756	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299,356	321,778	370,454	457,930	335,257	125,196	—	—	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,232	860	771	700	442	57	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,923	2,953	2,042	906	442	140	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	724	101	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	129	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,375	1,418	1,032	618	230	26	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	761	406	298	177	51	6	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,380	2,748	1,496	533	369	28	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,055	765	536	295	193	10	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	976	838	748	447	224	132	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,813	987	635	123	59	6	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    109

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,011	575	549	756	268	35	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,963	1,157	857	588	340	45	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,506	1,014	613	308	172	74	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Accumulation unit value at end of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6,749	7,586	9,027	10,721	13,842	9,802	11,212	13,585	18,131	21,391

Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Accumulation unit value at end of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7,984	7,461	8,750	10,201	12,890	18,266	20,853	19,000	23,653	17,655

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,464	1,908	770	—	—	—	—	—	—	—
Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,024	598	412	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.94	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,486	1,000	814	630	485	344	242	206	102	23

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,313	1,891	742	—	—	—	—	—	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.59	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,401	3,354	3,201	3,226	2,947	2,972	3,160	2,591	2,786	903

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,549	2,594	2,067	295	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,831	4,461	3,300	1,982	2,107	2,324	2,917	622	930	225

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	20	21	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,507	867	406	—	—	—	—	—	—	—

110    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	955	466	300	62	1	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	661	347	407	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,877	1,567	1,365	456	88	12	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	412	399	139	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,041	1,348	1,157	788	256	111	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,064	991	762	474	133	119	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,179	2,985	1,680	811	166	397	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,990	2,294	2,077	1,312	219	41	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,935	3,208	3,341	426	105	26	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,640	3,031	3,775	4,315	671	239	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,675	1,423	1,439	1,472	1,680	2,130	2,414	2,757	2,052	3,503
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.75	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,094	536	405	96	45	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,885	3,201	2,371	1,317	1,085	1,006	911	1,062	1,259	361

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	790	859	471	294	154	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	462	66	8	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    111

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,254	4,516	2,528	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,307	17,931	4,067	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108,570	95,365	31,656	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387,669	382,220	349,573	238,831	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	582	276	214	73	60	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.80	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	734	682	453	113	62	1	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	229	238	197	165	84	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	582	450	171	65	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	359	247	70	21	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,656	2,116	2,098	1,556	296	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	642	673	529	387	99	9	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	627	311	331	269	187	66	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	915	1,276	808	562	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,956	9,348	9,784	10,025	10,542	11,951	26,262	55,331	38,145	14,254

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,025	4,931	4,905	4,805	5,555	6,949	23,688	36,142	18,414	5,441

112    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,763	1,362	451	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,676	3,130	1,174	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,964	3,154	3,165	3,381	4,076	4,866	5,084	5,780	6,302	2,030

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.52	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,640	1,709	1,708	1,505	1,730	1,829	1,834	2,047	2,059	1,064

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,207	1,278	1,027	—	—	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	45	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,171	3,142	2,124	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,474	2,902	1,461	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,254	460	199	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	43	42	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	956	983	1,287	1,514	1,713	2,336	80,099	57,559	35,017	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,038	810	436	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.83	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,660	3,161	3,269	3,682	3,758	3,729	4,001	3,917	3,235	1,005

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	774	883	895	1,061	1,364	1,265	1,329	1,340	1,013	2,328

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	—	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    113

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	154	203	141	125	131	209	165	155	142	29

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,386	2,030	1,770	1,487	1,548	1,898	1,750	1,612	1,649	663

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.38	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8,408	9,595	12,312	17,181	20,543	24,561	104,395	90,372	69,486	12,934

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.71	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,813	1,564	1,567	1,572	1,536	1,853	1,891	1,925	2,045	715

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,943	4,408	5,512	6,952	6,150	6,043	48,834	54,964	38,718	12,825

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	351	260	129	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	672	363	193	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	287	97	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,777	19,143	15,758	11,659	7,924	2,155	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	726	421	513	595	38	24	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	922	380	208	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	725	627	641	748	176	117	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,196	1,145	815	533	119	36	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,872	29,801	34,450	36,267	23,540	9,822	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	896	537	381	124	56	18	—	—	—	—

114    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,169	2,225	1,859	759	232	55	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	496	507	505	545	67	16	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	210	217	171	12	41	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	49	8	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	211	222	248	33	40	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	234	223	135	68	53	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	583	403	380	161	84	3	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163,884	166,042	159,138	125,044	89,953	39,307	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,275	71,301	69,594	55,799	42,475	20,188	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52,751	51,204	56,872	57,701	40,844	16,388	—	—	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	248	261	275	114	14	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,054	686	583	448	153	56	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	27	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	136	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	477	401	362	319	97	3	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    115

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.82	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	144	128	210	56	2	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	924	645	381	168	27	42	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.91	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	132	118	55	13	51	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	148	71	81	8	4	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	360	278	217	168	18	1	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	175	249	256	21	13	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	382	345	255	48	6	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	223	118	80	38	41	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.76	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,040	876	991	1,090	1,313	354	325	296	211	37

Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.93	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	999	947	1,042	969	1,008	1,248	1,279	1,063	968	178

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	315	230	—	—	—	—	—	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	150	95	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	222	125	66	204	65	21	25	50	38	4

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	612	472	141	—	—	—	—	—	—	—

116    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	858	897	960	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,580	1,019	438	37	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,927	1,176	918	518	547	809	907	375	619	350

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	51	49	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	218	85	—	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	185	109	35	25	9	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	90	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	321	296	137	59	31	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	224	152	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	262	218	105	94	53	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	155	200	195	80	23	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,021	700	402	262	101	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	631	509	473	343	122	52	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	997	1,105	1,199	210	120	29	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	539	500	379	538	322	30	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.15	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	229	276	260	247	399	496	668	887	819	748
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	79	67	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,113	893	538	502	397	470	728	476	499	10

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	285	531	605	129	30	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	378	177	88	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,334	1,046	807	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,181	4,376	2,147	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,098	8,344	2,515	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,548	20,925	12,152	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	37	32	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	33	32	26	12	13	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	50	48	27	35	12	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	154	73	47	17	14	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	11	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	309	350	177	95	—	—	—	—	—

118    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	90	60	68	54	56	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	172	179	172	202	144	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	203	60	10	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,933	2,752	2,772	2,690	2,701	3,123	4,857	9,818	8,451	3,216

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,119	1,125	988	1,110	1,256	1,724	3,813	6,011	4,186	1,152

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,024	631	311	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,141	2,097	361	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	616	557	626	902	1,011	1,148	1,338	1,691	1,979	485

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	253	281	367	401	462	700	717	685	602	232

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	647	510	—	—	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	982	764	620	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	905	810	713	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,061	416	187	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	159	55	5	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    119

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	389	282	366	519	591	593	9,009	7,617	5,761	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	379	300	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	867	968	859	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	156	219	198	214	203	159	215	268	387	397

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	—	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	47	90	76	26	35	32	59	84	42	5

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	608	529	600	520	588	662	679	693	779	266

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,803	3,657	4,997	6,210	7,215	8,228	20,034	21,803	18,995	3,974

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	328	293	247	249	302	320	266	350	487	231

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	795	1,212	1,857	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	144	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459	413	345	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	35	18	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,341	7,140	5,713	4,970	5,014	476	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	53	59	32	—	12	—	—	—	—

120    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	107	89	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	202	222	353	119	34	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	192	111	108	73	59	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,116	10,238	16,283	18,372	12,111	3,775	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	74	54	22	12	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	689	879	1,223	353	288	94	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	128	225	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	94	86	59	3	—	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	6	25	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	31	22	1	—	—	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	74	72	31	12	13	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	160	158	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,996	77,754	79,491	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,803	34,152	33,555	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,997	23,803	26,092	26,691	21,112	8,769	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    121

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	71	49	11	10	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	138	131	35	22	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	16	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	131	116	104	64	51	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	47	18	15	3	—	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	106	43	19	23	34	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	23	15	—	1	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	22	23	14	3	1	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	21	88	1	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	145	179	280	27	13	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	38	20	18	12	22	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	514	88	51	51	26	25	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	125	173	181	293	534	70	55	67	86	9

Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	254	302	301	335	344	388	377	334	363	74

122    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	268	45	—	—	—	—	—	—	—
Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	3	—

AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	481	454	429	210

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	233	201	39	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	430	438	335	13

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	549	458	234	104

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	654	401	249	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	68	67	9	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	288	53	12	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	89	46	47	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	9	4	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,929	1,854	1,684	68

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	17	26	22	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	380	346	296	66

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    123

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	177	187	139	87

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	829	1,018	844	64

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	799	767	678	51

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	851	884	1,040	60

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	209	236	191	95

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	169	167	94	14
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.56	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	219	109	96	34

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	575	566	181	32

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	264	311	245	302

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	41	19	2	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.01	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	546	393	138	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,931	484	219	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	4,918	4,206	611	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19,463	16,833	18,509	9,409

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	84	56	21	1

124    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	483	474	455	40

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	276	250	222	6

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	114	118	72	32

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	16	17	11	7

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	582	379	382	235

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	132	122	41	16

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	274	311	189	159

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	172	196	147	75

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,041	757	678	66

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	301	180	172	9

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	467	313	61	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	367	304	87	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.40	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	100	109	48	36

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	184	163	161	30

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	107	99	75	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    125

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	318	271	102	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	162	147	103	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	238	197	2	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	205	209	193	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	87	61	59	3

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	45	28	3	—

MFS ® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,040	998	688	66

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$1.17	$1.26	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	71	60	73	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	202	227	36	5

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	180	150	101	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	101	90	52	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.45	$1.57	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	150	152	171	43

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$0.94	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	478	587	521	350

126    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	86	81	90	25

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	64	66	16	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	60	75	34	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.27	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,809	1,488	821	8

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	90	68	25	24

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—
Accumulation unit value at end of period	$1.09	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	48	40	7	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	133	106	79

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	365	315	230	76

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,040	2,098	2,053	616

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	94	51	46	5

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.04	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	504	564	494	95

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	84	84	64	38

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.36	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	384	387	372	27

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	39	2	2	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	15	12	17	6

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    127

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.36	$1.38	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	340	318	232	6

Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.46	$1.49	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	382	269	227	39

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	22,307	20,362	16,382	5,878

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9,330	8,700	6,261	1,516

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,720	6,282	5,751	2,391

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	73	73	72	15

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	328	337	236	26

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	18	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	12	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	169	174	175	73

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.44	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	93	59	59	26

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	175	97	137	17

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.22	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	43	22	26	3

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.37	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	54	40	35	3

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.20	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	125	131	105	26

128    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	42	53	66	41

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.51	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	173	118	105	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	120	142	84	—

Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	37	40	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	194	174	134	37

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	81	96	—	—
Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.76	$1.31	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.14	$1.97	$1.76	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	34	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.74	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	103	114	26	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	26	4	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    129

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.68	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	2	10	10	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	23	20	19	11	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	2	10	12	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	14	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18	17	2	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

130    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	207	209	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,673	4,877	4,625	3,534	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	27	4	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.83	$1.96	$1.78	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.99	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	22	3	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.73	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	19	19	16	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	1	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.85	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	40	43	25	—	—	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	31	34	9	1	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    131

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	40	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	10	10	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.62	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	34	16	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	51	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	41	14	3	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.53	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	—	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	—	—	—	—

132    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.79	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	31	32	9	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	18	21	11	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	64	69	72	2	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	2	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	544	378	426	38	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.14	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.05	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	20	19	2	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	773	789	1,246	1,009	154	139

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.03	$1.14	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	16	2	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    133

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	9	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	29	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	18	13	20	6	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.80	$1.85	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,248	3,958	2,585	1,300	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,599	1,780	1,730	56	35	32

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,025	3,756	5,181	3,281	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.49	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.79	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—

134    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.71	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.51	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.86	$1.90	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	9	9	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.72	$1.80	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    135

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.34	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	30	20	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	34	35	37	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.10	$1.14	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	103	—	—	—

136    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	50	53	54	71

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	34	26	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.53	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    137

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.36	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	33	70	75	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.34	$1.39	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.40	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	51	54	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	46	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

138    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS ® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.15	$1.24	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.41	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.55	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$0.92	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.02	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    139

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	127

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	634	634	634	510

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	55	57	60	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.35	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.34	$1.36	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	107	90	71	20

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.20	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	25	35

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.10	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	233	222	184	213

140    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.26	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.20	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.20	$1.36	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    141

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

142    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Independent Registered Public Accounting Firm	p. 4
Condensed Financial Information (Unaudited)	p. 5
Financial Statements

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    143

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, Inc.
©2008-2016 RiverSource Life Insurance Company. All rights reserved.
S-6515 CA (5/16)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2016 filed electronically as Part B to Post-Effective Amendment No. 12 to Registration Statement No. 333-186218, is incorporated by reference.

PART C.

Item 24.	Financial Statements and Exhibits

a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Account 10 including:

Report of Independent Registered Public Accounting Firm dated April 20, 2016

Statements of Assets and Liabilities for the year ended Dec. 31, 2015

Statements of Operations for the year ended Dec. 31, 2015

Statements of Changes and Net Assets for the years ended Dec. 31, 2015 and 2014

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Report of Independent Registered Public Accounting Firm dated Feb. 25, 2016

Consolidated Balance Sheets as of Dec. 31, 2015 and 2014

Consolidated Statements of Income for the years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Stockholder’s Equity for the three years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2015, 2014 and 2013

Notes to Consolidated Financial Statements.

(b)	Exhibits:

1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 filed on or about April 20, 2012, is incorporated by reference.

1.15	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 560 additional subaccounts within the separate accounts dated April 12, 2013 filed electronically as Exhibit 1.15 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

1.16	Resolution of the Board of Directors establishing additional 48 subaccounts within the separate accounts dated April 22, 2015 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-186218, is incorporated herein by reference.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11	Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.13	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.14	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.15	Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.36 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.37 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.17	Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.38 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.18	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.21	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.22	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.23	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.24	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.25	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.26	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.63 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.27	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.28	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No. 4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.4	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.6	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.7	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.9	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.10	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.12	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.15	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

8.19	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20	Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.21	Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.22

Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney

Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.23	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24	Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None

12.	Not applicable.

13.1	Power of Attorney to sign Amendment to this Registration Statement, dated March 8, 2016 filed electronically as Exhibit 13 to Post-Effective Amendment No. 11 to Registration Statement No. 333-186218, is incorporated herein by reference.

13.2	Power of Attorney for David K. Stewart to sign Amendment to this Registration Statement, dated April 29, 2016 filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 12 to Registration Statement No. 333-186218, is incorporated herein by reference.

14.	Not applicable.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor

John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush	Senior Vice President – Corporate Tax

Steve M. Gathje	Director, Senior Vice President And Chief Actuary

James L. Hamalainen	Senior Vice President – Investments and Treasurer

Colin J. Lundgren	Director

Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore	Secretary

Jeninne C. McGee	Director

Jon Stenberg	Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant. SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI

Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio LLC	DE
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sarl (Threadneedle subsidiary list is not included.)	Luxembourg

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer
*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27.	Number of Contract owners

As of March 31, 2016 there were 192,007 non-qualified contract owners and 457,738 qualified contract owners.

Item 28.	Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	(a) Principal Underwriters.

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors,Inc.	$425,969,636	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 2nd day of May, 2016.

RIVERSOURCE VARIABLE ACCOUNT 10
(Registrant)

By	RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of May, 2016.

Signature	Title

/s/ Gumer C. Alvero*	Director and Executive Vice President – Annuities
Gumer C. Alvero

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Steve M. Gathje*	Director, Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ James L. Hamalainen*	Senior Vice President – Investments and Treasurer
James L. Hamalainen

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Jeninne C. McGee*	Director
Jeninne C. McGee

/s/ Jon Stenberg*	Director and Executive Vice President – Life and Disability Insurance
Jon Stenberg

/s/ Colin J. Lundgren*	Director
Colin J. Lundgren

/s/ John R. Woerner*	Chairman of the Board and President
John R. Woerner

/s/ David K. Stewart**	Senior Vice President and Controller
David K. Stewart

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, March 8, 2016, filed electronically as Exhibit 13 to Post-Effective Amendment No. 11 to Registration Statement No.333-186218, incorporated by reference herein, by:
**	Signed pursuant Power of Attorney for David K. Stewart to sign Amendment to this Registration Statement, April 29, 2016, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 12 to Registration Statement No.333-186218, incorporated by reference herein, by:

/s/ Timothy D. Crawford
Timothy D. Crawford

Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT No. 9

This Post-Effective Amendment to Registration Statement is comprised of the following papers and documents:

The Cover Page.

PART A.

Prospectus for RiverSource RAVA 5 Advantage Variable Annuity, RiverSource RAVA 5 Select Variable Annuity and RiverSource RAVA 5 Access Variable Annuity (offered on or after April 30, 2012 but prior to April 29, 2013)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2016 filed electronically as Part B to Post-Effective Amendment No. 12 to Registration Statement No.333-186218, is incorporated by reference.

Part C.

Other Information.

The signatures.

Exhibits.

Exhibit Index

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consent of Independent Registered Public Accounting Firm